Lease Commitments - Payments due to third parties and the related expected future receipts (Details) - Vehicle lease - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Payments due
2021 (remaining)	$ 1,225	$ 1,538
2022	1,158	1,024
2023	731	596
2024	312	194
2025	11	2
Total	3,437	3,354
Future Receipts
2021 (remaining)	1,473	1,862
2022	1,389	1,236
2023	865	711
2024	367	233
2025	13	3
Total	$ 4,107	$ 4,045